Segment reporting	3 Months Ended
Jun. 30, 2019
Disclosure Of Operating Segments [Line Items]
Disclosure Of Entitys Reportable Segments Explanatory

Note 2 Segment reporting

Overview and changes in Corporate Center segment reporting

UBS’s businesses are organized globally into four business divisions: Global Wealth Management, Personal & Corporate Banking, Asset Management and the Investment Bank. All four business divisions are supported by Corporate Center and qualify as reportable segments for the purpose of segment reporting. Together with Corporate Center they reflect the management structure of the Group.

  Refer to “Note 1a Significant accounting policies item 2” and “Note 2 Segment reporting” in the “Consolidated financial statements” section of the Annual Report 2018 for more information on the Group’s reporting segments

As a consequence of a substantial reduction in the size and resource consumption of the Non-core and Legacy Portfolio and following the changes to UBS’s methodology for allocating funding costs and expenses from Corporate Center – Services and Corporate Center – Group Asset and Liability Management to the business divisions, beginning with the first quarter 2019 report, UBS provides results for total Corporate Center only and does not separately report Corporate Center – Services, Group Asset and Liability Management and Non-core and Legacy Portfolio.

Changes in Corporate Center cost and resource allocation to business divisions

In order to further align Group and divisional performance, UBS has adjusted its methodology for the allocation of Corporate Center funding costs and expenses to the business divisions. At the same time, it has updated its funds transfer pricing framework to better reflect the sources and usage of funding. Prior-period information for the six months ended 30 June 2018 has been restated, resulting in a decrease in Operating profit / (loss) before tax for Global Wealth Management of USD 184 million, for Personal & Corporate Banking of USD 62 million, for Asset Management of USD 13 million and for the Investment Bank of USD 91 million, with a corresponding increase for Corporate Center of USD 350 million.

Additionally, UBS has increased the allocation of balance sheet resources from Corporate Center to the business divisions, predominantly from high-quality liquid assets and certain other assets centrally managed on behalf of the business divisions. Prior-period information for the fourth quarter of 2018 has been restated, resulting in an increase of Total assets in Global Wealth Management of USD 114 billion, in Personal & Corporate Banking of USD 62 billion, in Asset Management of USD 4 billion and in the Investment Bank of USD 44 billion, with a corresponding decrease of assets in Corporate Center of USD 223 billion.

These changes had no effect on the reported results or financial position of the Group.

Upon adoption of IFRS 16, Leases, as of 1 January 2019, UBS additionally allocated approximately USD 3.5 billion of newly recognized right-of-use assets and finance lease receivables to the business divisions.

USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS

For the six months ended 30 June 2019[1]
Net interest income	1,975	994	(13)	(403)	(403)	2,149
Non-interest income	6,090	920	934	4,264	425	12,633
Income	8,064	1,914	921	3,860	23	14,783
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,915	921	3,836	17	14,750
Personnel expenses	3,805	444	364	1,499	2,083	8,196
General and administrative expenses	520	105	92	284	1,361	2,362
Services (to) / from CC and other BDs	1,967	582	237	1,412	(4,198)	0
of which: services from Corporate Center	1,886	640	259	1,438	(4,223)	0
Depreciation and impairment of property, equipment and software	3	7	0	4	840	854
Amortization and impairment of intangible assets	28	0	0	4	2	33
Total operating expenses	6,323	1,139	693	3,202	88	11,445
Operating profit / (loss) before tax	1,737	777	228	634	(71)	3,305
Tax expense / (benefit)						773
Net profit / (loss)						2,532

As of 30 June 2019
Total assets	320,912	201,735	31,172	316,922	97,986	968,728
##SL	##SL	##SL	##SL	##SL	##SL	##SL
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS

For the six months ended 30 June 2018[1]
Net interest income[2]	2,062	1,017	(15)	(120)	(305)	2,639
Non-interest income[2]	6,507	929	942	4,718	131	13,228
Income	8,570	1,946	927	4,598	(174)	15,867
Credit loss (expense) / recovery	3	(36)	0	(21)	0	(55)
Total operating income	8,572	1,911	927	4,577	(174)	15,812
Personnel expenses	3,898	411	368	1,731	1,949	8,357
General and administrative expenses	610	119	100	297	1,916	3,042
Services (to) / from CC and other BDs	1,973	620	255	1,428	(4,276)	0
of which: services from Corporate Center	1,910	676	278	1,448	(4,312)	0
Depreciation and impairment of property, equipment and software	2	7	1	4	561	575
Amortization and impairment of intangible assets	26	0	1	5	1	33
Total operating expenses	6,509	1,156	725	3,465	151	12,007
Operating profit / (loss) before tax	2,064	754	202	1,111	(325)	3,806
Tax expense / (benefit)						855
Net profit / (loss)						2,951

As of 31 December 2018
Total assets	313,737	200,703	28,140	302,253	113,656	958,489
1 Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019. 2 Effective from the first quarter of 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1 for more information.